SHARE-BASED PAYMENTS, Option and Performance Share Right Pricing Model (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
SHARE-BASED PAYMENTS [Abstract]
Period to calculate fair value of share price of performance rights grant		5 days
Series 1 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)		$ 0	$ 0
Grant date share price (in dollars per share)		$ 0.195	$ 0.480
Dividend yield	[1]	0.00%	0.00%
Volatility	[2]	0.00%	0.00%
Risk-free interest rate		0.00%	0.00%
Grant date		December 19, 2018	May 23, 2017
Issue date			May 23, 2017
Expiry date		Dec. 31, 2019	Dec. 31, 2018
Expected life	[3]	1 year 11 days	1 year 7 months 10 days
Fair value at grant date (in dollars per share)		$ 0.192	$ 0.456
Series 2 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)		$ 0	$ 0
Grant date share price (in dollars per share)		$ 0.195	$ 0.480
Dividend yield	[1]	0.00%	0.00%
Volatility	[2]	0.00%	0.00%
Risk-free interest rate		0.00%	0.00%
Grant date		December 19, 2018	May 23, 2017
Issue date			May 23, 2017
Expiry date		Dec. 31, 2020	Dec. 31, 2019
Expected life	[3]	2 years 11 days	2 years 7 months 10 days
Fair value at grant date (in dollars per share)		$ 0.192	$ 0.456
Series 3 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)		$ 0	$ 0
Grant date share price (in dollars per share)		$ 0.210	$ 0.480
Dividend yield	[1]	0.00%	0.00%
Volatility	[2]	0.00%	0.00%
Risk-free interest rate		0.00%	0.00%
Grant date		July 11, 2018	May 23, 2017
Issue date			May 23, 2017
Expiry date		Dec. 31, 2018	Dec. 31, 2020
Expected life	[3]	5 months 19 days	3 years 7 months 10 days
Fair value at grant date (in dollars per share)		$ 0.217	$ 0.456
Series 4 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)		$ 0	$ 0
Grant date share price (in dollars per share)		$ 0.210	$ 0.385
Dividend yield	[1]	0.00%	0.00%
Volatility	[2]	0.00%	0.00%
Risk-free interest rate		0.00%	0.00%
Grant date		July 11, 2018	June 5, 2017
Issue date			Jun. 05, 2017
Expiry date		Dec. 31, 2019	Dec. 31, 2020
Expected life	[3]	1 year 5 months 19 days	3 years 6 months 29 days
Fair value at grant date (in dollars per share)		$ 0.217	$ 0.413
Series 5 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)		$ 0	$ 0
Grant date share price (in dollars per share)		$ 0.210	$ 0.385
Dividend yield	[1]	0.00%	0.00%
Volatility	[2]	0.00%	0.00%
Risk-free interest rate		0.00%	0.00%
Grant date		July 11, 2018	October 16, 2017
Issue date			Oct. 16, 2017
Expiry date		Dec. 31, 2020	Dec. 31, 2019
Expected life	[3]	2 years 5 months 19 days	2 years 2 months 16 days
Fair value at grant date (in dollars per share)		$ 0.217	$ 0.359
Series 6 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)		$ 0	$ 0
Grant date share price (in dollars per share)		$ 0.195	$ 0.385
Dividend yield	[1]	0.00%	0.00%
Volatility	[2]	0.00%	0.00%
Risk-free interest rate		0.00%	0.00%
Grant date		December 19, 2018	October 16, 2017
Issue date			Oct. 16, 2017
Expiry date		Dec. 31, 2018	Dec. 31, 2020
Expected life	[3]	11 days	3 years 2 months 16 days
Fair value at grant date (in dollars per share)		$ 0.192	$ 0.359
Series 7 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)		$ 0	$ 0
Grant date share price (in dollars per share)		$ 0.195	$ 0.370
Dividend yield	[1]	0.00%	0.00%
Volatility	[2]	0.00%	0.00%
Risk-free interest rate		0.00%	0.00%
Grant date		December 10, 2018	December 11, 2017
Issue date			Dec. 11, 2017
Expiry date		Dec. 31, 2020	Dec. 31, 2019
Expected life	[3]	2 years 22 days	2 years 18 days
Fair value at grant date (in dollars per share)		$ 0.192	$ 0.351
Series 8 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)		$ 0	$ 0
Grant date share price (in dollars per share)		$ 0.195	$ 0.370
Dividend yield	[1]	0.00%	0.00%
Volatility	[2]	0.00%	0.00%
Risk-free interest rate		0.00%	0.00%
Grant date		December 10, 2018	December 11, 2017
Issue date			Dec. 11, 2017
Expiry date		Dec. 31, 2021	Dec. 31, 2020
Expected life	[3]	3 years 22 days	3 years 22 days
Fair value at grant date (in dollars per share)		$ 0.192	$ 0.351
Series 9 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)		$ 0.30	$ 0.33
Grant date share price (in dollars per share)		$ 0.195	$ 0.190
Dividend yield	[1]	0.00%	0.00%
Volatility	[2]	55.00%	65.00%
Risk-free interest rate		2.11%	2.10%
Grant date		December 10, 2018	June 26, 2018
Issue date			Jun. 26, 2018
Expiry date		Dec. 31, 2023	Jun. 30, 2021
Expected life	[3]	5 years 22 days	3 years 4 days
Fair value at grant date (in dollars per share)		$ 0.074	$ 0.056
Series 10 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)		$ 0.40		$ 0.45
Grant date share price (in dollars per share)		$ 0.195		$ 0.510
Dividend yield	[1]	0.00%		0.00%
Volatility	[2]	55.00%		80.00%
Risk-free interest rate		2.11%		2.00%
Grant date		December 10, 2018		January 25, 2017
Issue date				Jan. 25, 2017
Expiry date		Dec. 31, 2023		Dec. 31, 2018
Expected life	[3]	5 years 22 days		1 year 11 months 5 days
Fair value at grant date (in dollars per share)		$ 0.059		$ 0.239
Series 11 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)		$ 0.50		$ 0.66
Grant date share price (in dollars per share)		$ 0.195		$ 0.640
Dividend yield	[1]	0.00%		0.00%
Volatility	[2]	55.00%		80.00%
Risk-free interest rate		2.11%		2.00%
Grant date		December 10, 2018		April 5, 2017
Issue date				Apr. 05, 2017
Expiry date		Dec. 31, 2023		Apr. 05, 2021
Expected life	[3]	5 years 22 days		4 years
Fair value at grant date (in dollars per share)		$ 0.049		$ 0.376
Series 12 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)		$ 0.60
Exercise price (in dollars per share)				$ 0
Grant date share price (in dollars per share)		$ 0.195
Grant date share price (in dollars per share)				$ 0.450
Dividend yield	[1]	0.00%		0.00%
Volatility	[2]	55.00%		0.00%
Risk-free interest rate		2.00%		0.00%
Grant date		December 10, 2018		December 21, 2016
Issue date				Dec. 21, 2016
Expiry date		Dec. 31, 2023		Dec. 31, 2019
Expected life	[3]	5 years 22 days		3 years 11 days
Fair value at grant date (in dollars per share)		$ 0.041
Fair value at grant date (in dollars per share)				$ 0.448
Series 13 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)		$ 0.34
Exercise price (in dollars per share)				$ 0
Grant date share price (in dollars per share)		$ 0.195
Grant date share price (in dollars per share)				$ 0.510
Dividend yield	[1]	0.00%		0.00%
Volatility	[2]	55.00%		0.00%
Risk-free interest rate		2.00%		0.00%
Grant date		September 10, 2018		January 25, 2017
Issue date				Jan. 25, 2017
Expiry date		Sep. 10, 2022		Dec. 31, 2018
Expected life	[3]	4 years		1 year 11 months 5 days
Fair value at grant date (in dollars per share)		$ 0.056
Fair value at grant date (in dollars per share)				$ 0.523
Series 14 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)		$ 0.20
Exercise price (in dollars per share)				$ 0
Grant date share price (in dollars per share)		$ 0.175
Grant date share price (in dollars per share)				$ 0.510
Dividend yield	[1]	0.00%		0.00%
Volatility	[2]	60.00%		0.00%
Risk-free interest rate		1.00%		0.00%
Grant date		April 30, 2019		January 25, 2017
Issue date				Jan. 25, 2017
Expiry date		Apr. 30, 2023		Dec. 31, 2019
Expected life	[3]	4 years		2 years 11 months 5 days
Fair value at grant date (in dollars per share)		$ 0.075
Fair value at grant date (in dollars per share)				$ 0.523
Series 15 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)		$ 0.20
Exercise price (in dollars per share)				$ 0
Grant date share price (in dollars per share)		$ 0.175
Grant date share price (in dollars per share)				$ 0.510
Dividend yield	[1]	0.00%		0.00%
Volatility	[2]	60.00%		0.00%
Risk-free interest rate		1.00%		0.00%
Grant date		April 30, 2019		January 25, 2017
Issue date				Jan. 25, 2017
Expiry date		Jun. 13, 2023		Dec. 31, 2020
Expected life	[3]	4 years 1 month 13 days		3 years 11 months 5 days
Fair value at grant date (in dollars per share)		$ 0.076
Fair value at grant date (in dollars per share)				$ 0.523
Series 16 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)				$ 0
Grant date share price (in dollars per share)				$ 0.440
Dividend yield	[1]			0.00%
Volatility	[2]			0.00%
Risk-free interest rate				0.00%
Grant date				June 19, 2017
Issue date				Jun. 19, 2017
Expiry date				Dec. 31, 2019
Expected life	[3]			2 years 6 months 11 days
Fair value at grant date (in dollars per share)				$ 0.447
Series 17 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)				$ 0
Grant date share price (in dollars per share)				$ 0.440
Dividend yield	[1]			0.00%
Volatility	[2]			0.00%
Risk-free interest rate				0.00%
Grant date				June 19, 2017
Issue date				Jun. 19, 2017
Expiry date				Dec. 31, 2020
Expected life	[3]			3 years 6 months 14 days
Fair value at grant date (in dollars per share)				$ 0.447
Series 18 [Member]
Option and performance share right pricing model [Abstract]
Exercise price (in dollars per share)				$ 0.50
Grant date share price (in dollars per share)				$ 0.260
Dividend yield	[1]			0.00%
Volatility	[2]			75.00%
Risk-free interest rate				2.03%
Grant date				December 22, 2015
Issue date				Dec. 22, 2015
Expiry date				Dec. 31, 2018
Expected life	[3]			3 years 11 days
Fair value at grant date (in dollars per share)				$ 0.087

[1]	The dividend yield reflects the assumption that the current dividend payout will remain unchanged.
[2]	The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome.
[3]	The expected life of the options and rights is based on the expiry date of the options or rights.